Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Employer's contributions	$ 355	$ 565
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	104	(546)	$ (982)
Net defined benefit asset (liability)	104	(546)	(982)
Service cost - benefits earned	407	439	331
Net interest cost (income) on net defined benefit liability (asset)	8	22	(4)
Past service cost (credit)		(9)
Defined benefit administrative expenses	10	10	9
Total expense	$ 425	$ 462	$ 336
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	4.10%	3.60%	3.52%
Weighted-average rate of compensation increase	2.54%	2.54%	2.66%
Principal pension plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 7,082	$ 6,805	$ 5,377
Obligations/Asset included due to The Retirement Benefit Plan merger3	6
Service cost - benefits earned	407	439	331
Net interest cost (income) on net defined benefit liability (asset)	217	196	191
Remeasurement (gain) loss - financial	(969)	(148)	1,179
Remeasurement (gain) loss - demographic		25
Remeasurement (gain) loss - experience	22	(15)	8
Members' contributions	104	80	66
Benefits paid	(330)	(291)	(347)
Past service cost (credit)		(9)
Defined benefit obligation at end of year	6,539	7,082	6,805
Principal pension plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	6,536	5,823	5,327
Obligations/Asset included due to The Retirement Benefit Plan merger3	10
Net interest cost (income) on net defined benefit liability (asset)	209	174	195
Remeasurement gain (loss) - return on plan assets less interest income	(231)	195	207
Members' contributions	104	80	66
Employer's contributions	355	565	384
Benefits paid	(330)	(291)	(347)
Defined benefit administrative expenses	(10)	(10)	(9)
Defined benefit obligation at end of year	6,643	6,536	5,823
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(535)	(558)	(568)
Net defined benefit asset (liability)	(535)	(558)	(568)
Service cost - benefits earned	15	16	17
Net interest cost (income) on net defined benefit liability (asset)	18	17	21
Total expense	$ 33	$ 33	$ 38
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	4.10%	3.60%	3.60%
Weighted-average rate of compensation increase	3.00%	3.00%	3.25%
Principal non-pension post-retirement benefit plan [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 558	$ 568	$ 553
Service cost - benefits earned	15	16	17
Net interest cost (income) on net defined benefit liability (asset)	18	17	21
Remeasurement (gain) loss - financial	(42)		(9)
Remeasurement (gain) loss - demographic		(42)
Remeasurement (gain) loss - experience	2	15	2
Benefits paid	(16)	(16)	(16)
Defined benefit obligation at end of year	535	558	568
Principal non-pension post-retirement benefit plan [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Employer's contributions	16	16	16
Benefits paid	(16)	(16)	(16)
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of plan assets at fair value over projected benefit obligation	(836)	(895)	(968)
Effect of asset limitation and minimum funding requirement	(13)
Net defined benefit asset (liability)	(849)	(895)	(968)
Service cost - benefits earned	10	11	10
Net interest cost (income) on net defined benefit liability (asset)	30	31	31
Past service cost (credit)	3		(11)
Defined benefit administrative expenses	4	4	7
Total expense	$ 47	$ 46	$ 37
Actuarial assumptions used to determine the projected benefit obligation as at October 31 (percentage) [Abstract]
Weighted-average discount rate for projected benefit obligation	4.37%	3.74%	3.65%
Weighted-average rate of compensation increase	1.03%	1.14%	1.18%
Other pension and retirement plans [member] | Change in projected benefit obligation [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	$ 2,750	$ 2,863	$ 2,743
Service cost - benefits earned	10	11	10
Net interest cost (income) on net defined benefit liability (asset)	96	95	105
Remeasurement (gain) loss - financial	(190)	(27)	259
Remeasurement (gain) loss - demographic	(8)	13	(11)
Remeasurement (gain) loss - experience	14	1	(12)
Benefits paid	(137)	(138)	(265)
Change in foreign currency exchange rate	31	(68)	45
Past service cost (credit)	3		(11)
Defined benefit obligation at end of year	2,569	2,750	2,863
Other pension and retirement plans [member] | Change in plan assets [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation at beginning of year	1,855	1,895	1,910
Net interest cost (income) on net defined benefit liability (asset)	66	64	74
Remeasurement gain (loss) - return on plan assets less interest income	(109)	59	40
Employer's contributions	37	37	101
Benefits paid	(137)	(138)	(265)
Change in foreign currency exchange rate	27	(58)	39
Defined benefit administrative expenses	(6)	(4)	(4)
Defined benefit obligation at end of year	$ 1,733	$ 1,855	$ 1,895